Subsequent Events	12 Months Ended
Dec. 31, 2013
Subsequent Events [Text Block]
NOTE 12 – Subsequent Events

Options issuance

On January 7, 2014 we issued to a director of the Company 750,000 options exercisable into 750,000 restricted shares of the Company's common stock at an exercise price of $0.81 per share. These options have a five year term, vested on grant date, and will be recorded in fiscal 2014 as compensation expense of $601,434 based on a Black-Scholes options pricing model valuation.

Contract Buy-out

As reported in Note 7, the second and final payment of $60,000 relating to the retirement agreement of our former CSO was made in February 2014.

Funds Raised by Private Placement

On January 27, 2014, we issued 1,818,182 units to two investors in a non-brokered private placement, at a purchase price of $0.55 per unit for gross proceeds of $1,000,000. Each unit consisted of one share of our common stock and one non-transferable common share purchase warrant, with each warrant entitling the holder to acquire one additional share of our common stock at a price of $0.65 per share for a period of six years. We issued: (i) 681,818 of these units to one non-US person (as that term is defined in Regulation S of the Securities Act of 1933, as amended) in an offshore transaction in which we relied on the exemptions from the registration requirements provided for in Regulation S and/or Section 4(2) of the Securities Act of 1933, as amended; and (ii) 1,136,364 of these units to one US person, who is an accredited investor (as that term is defined in Rule 501 of Regulation D under the Securities Act of 1933, as amended), and in issuing these units to this person we relied on the exemptions from the registration requirements provided for in Rule 506 Regulation D and/or Section 4(a)(2) of the Securities Act of 1933, as amended. Pursuant to the securities purchase agreements with each investor, we also agreed to file a registration statement related to the transaction with the U.S. Securities and Exchange Commission covering the shares underlying the units (excluding shares issuable upon exercise of the warrants).

Settlement of Patent Dispute

Settlement Agreement
As reported in a current report on Form 8-K filed February 3, 2014, on January 28, 2014, we entered into a settlement agreement (the "Settlement Agreement") with VDF FutureCeuticals, Inc. and Sandwich Isles Trading Co. Inc., d/b/a Kona Red, Inc., the company from which we acquired the KonaRed business on October 4, 2013, to: (i) settle claims asserted by and against the parties with respect to an action filed by VDF against Sandwich Isles;  and (ii) resolve a petition for cancellation of certain trademark registrations filed by Sandwich Isles. Pursuant to the settlement agreement, the parties are required to cause their respective attorneys to jointly file voluntary dismissals with respect to the foregoing claim and petition for cancelation. VDF on the one hand, and Sandwich Isles and Kona Red Corporation on the other, released each other from liability arising or accruing prior to January 28, 2014 for past monetary damages for any patent infringements and all other claims that the parties brought or could have brought prior to January 28, 2014. In addition, Sandwich Isles and our company agreed that both parties will take all steps necessary to formally abandon all currently pending patent applications directed to coffee cherries or coffee cherry technology and cancel with prejudice all trademark proceedings.

License Agreement
In connection with the Settlement Agreement and other agreements disclosed in the current report on Form 8-K, we entered into a coffee fruit patent license, Coffeeberry trademark license and raw materials supply agreement on January 28, 2014 with VDF and Sandwich Isles (the "License Agreement").

Patents and Trademark License
Pursuant to the License Agreement, in exchange for our ongoing compliance with certain alternative minimum payments and royalties (and the terms and conditions related to raw materials discussed below), VDF granted us a non-exclusive, non-transferrable, non-sublicenseable license to use and practice certain VDF patent rights and a non-exclusive license to use certain VDF trademarks and trademark rights.

Raw Materials
Pursuant to the License Agreement, VDF will supply our company with raw materials starting in 2017. We have agreed to negotiate in good faith regarding the terms and pricing of the raw materials to be supplied by VDF. We are permitted to have raw materials manufactured by a third party (subject to some limitations) solely for the use in the products that we sell. In addition, we must share with VDF all details of certain input raw materials.

Senior Convertible Note
In connection with the License Agreement and other agreements disclosed in the current report on Form 8-K, on January 28, 2014, we issued a senior convertible note to VDF, whereby we promised to pay VDF, or its registered and permitted assigns, the principal, being an amount equal to the sum of (i) the aggregate amount of accrued and unpaid designated alternative minimum payments (as set out in the License Agreement) at such time, plus (ii) the aggregate amount of payment in kind interest allowable pursuant to the convertible note. Pursuant to the convertible note, the maturity is December 31, 2018 unless (i) the senior convertible note is accelerated pursuant to an event of default or (ii) the License Agreement is terminated and all accrued and unpaid obligations under the senior convertible note have been paid. Interest on the convertible note is 7% per annum, subject to adjustment for events of default. On the maturity date, we must pay VDF all principal, unpaid interest and late charges, if any, and we have the right, subject to certain limitations, to prepay principal at any time and from time to time.

At any time and at the option of VDF, any principal outstanding under the convertible note shall be convertible in shares of our common stock at a conversion price of $0.65 per share. In the event there is an event of default, including but not limited to: (i) our failure to make a payment when due; (ii) any representation or warranty made by our company in connection with any agreement summarized in the current report on Form 8-K being untrue in any material respect; (iii) default by our company of any covenant of the convertible note; and (iv) a change in control. Among other rights upon an event of default, if an event of default has occurred, the unpaid principal will bear interest at 12%, VDF may accelerate the maturity of the convertible note and VDF is entitled to set-off rights.

Pursuant to the convertible note: (i) VDF is also granted an adjustment to the conversion price right upon the issuance of shares of our common stock, stock options or other convertible securities; (ii) no indebtedness of our company shall rank senior to the payments due under the convertible note unless prior written consent of VDF is obtained; and (iii) payments under the note is secured by the security agreement as described in the current report on Form 8-K.

Pledge and Security Agreement
In connection with the convertible note and other agreements disclosed in this current report on Form 8-K, on January 28, 2014, we entered into a pledge and security agreement (the "Pledge and Security Agreement") with VDF, whereby we pledged, collaterally assigned and granted to VDF, a security interest in all of our right, title and interest, whether now owned or hereafter acquired, in and to our company’s property to secure the prompt and complete payment and performance of obligations existing under any of the agreements described in the current report on Form 8-K.

Warrant
On January 28, 2014, we issued VDF a warrant entitling VDF, from any time after the occurrence of a warrant exercise event until the fifteenth anniversary of the issuance of the warrant, to purchase from our company, shares of our common stock representing ten percent ( 10%) of our fully diluted outstanding shares of common stock at a purchase price of $0.001 per share. A warrant exercise event occurs if any of the following events occur:

i.	our company reports $25,000,000 or more of gross sales in any fiscal year in our audited financial statements for such fiscal year;

ii.	our company has a class of securities listed for trading on the New York Stock Exchange, the American Stock Exchange or NASDAQ;

iii.
our company maintains an aggregate market capitalization of our company’s outstanding capital stock of at least $125,000,000 for twenty (20) consecutive trading days based on the closing prices for the shares of our common stock as reported on the OTC Bulletin Board; or

iv.	our company has a change of control as defined in the warrant.

 Registration Rights Agreement
On January 28, 2014, we entered into a registration rights agreement with VDF (the "Registration Rights Agreement"), whereby we granted VDF or an assignee (permitted under the Registration Rights Agreement) demand registration rights and incidental registration rights with respect to: (i) any shares of our common stock issued upon conversion of the convertible note; (ii) any shares of our common stock issued upon exercise of the warrant; and (iii) any shares of our common stock acquired by VDF or an assignee from our company after the date of the Registration Rights Agreement upon exercise or conversion of other convertible securities that are acquired by VDF or an assignee from our company after the date of the Registration Rights Agreement.

Pursuant to VDF’s demand registration right, at any time or from time to time, a holder or holders holding a majority of registrable securities then outstanding may require our company to use our best efforts to effect the registration under the Securities Act of 1933, as amended, of all or part of their respective registrable securities (subject to any limits that may be imposed by the Securities and Exchange Commission pursuant to Rule 415 under the Securities Act), by delivering a written request to our company.

In addition to the registration rights granted to VDF, there are restrictions on our granting of registration rights to other parties.

Investor Rights Agreement
On January 28, 2014, we entered into an investor rights agreement with VDF (the "Investor Rights Agreement"), whereby VDF has the right to designate that number of nominees to our board of directors such that the total number of directors designated by VDF is in proportion to its percentage ownership of the outstanding voting power of the company.  From and after the date of the Investor Rights Agreement and until such time as: (i) the convertible note has terminated; (ii) the warrant has terminated or been exercised; and (iii) VDF’s percentage interest is less than 1%, if VDF does not have a designee on our board of directors, VDF shall have the right to appoint one individual as a non-voting observer entitled to attend meetings of our board of directors.

Also pursuant to the Investor Rights Agreement, for so long as (i) the convertible note remains outstanding, (ii) the warrant remains outstanding or (iii) VDF owns a percentage interest equal or greater to 10%, we require VDF’s consent before taking certain corporate actions, including, among others; (i) amending our constating documents; (ii) making any material change to the nature of our business; (iii) incurring indebtedness exceeding $7,500,000 at any one time outstanding; or (iv) declaring or paying dividends.

Copies of the aforementioned agreements were included in our filing of the current report on Form 8-K.

Entry into Material Share Sale Agreement

As reported in a current report on Form 8-K filed February 5, 2014, on February 3, 2014, we entered into a purchase agreement (the “Purchase Agreement”) with  an Illinois limited liability company (the "Investor"), pursuant to which we have the right to sell to the Investor of up to $12,000,000 in shares of our common stock, subject to certain limitations set forth in the Purchase Agreement.

On February 3, 2013, we also entered into a registration rights agreement with the Investor (the “Registration Rights Agreement”), pursuant to which we are required to file a registration statement (the “Registration Statement”) with the Securities and Exchange Commission (the “SEC”) registering the sale of the shares of our common stock issued and issuable to the Investor pursuant to the Purchase Agreement.

Upon the satisfaction of the conditions set forth in the Purchase Agreement, including the Registration Statement being declared effective by the SEC, we have the right over a 30 -month period to sell up to $12.0 million worth of shares of our common stock to the Investor, upon the terms set forth in the Purchase Agreement. We may direct the Investor, at our sole discretion and subject to certain conditions, to purchase up to $100,000 worth of shares of our common stock on any single business day so long as at least one business day has passed since the most recent purchase, increasing up to a maximum of $500,000 per purchase, depending on the closing sale price of our common stock. Pursuant to the Purchase Agreement, the purchase price of such common stock sold to the Investor is based on the prevailing market price of our common stock preceding the time of any such sale with our company knowing the exact price prior to making sales, if any, to the Investor and controlling the timing and amount of sales, if any, of common stock to the Investor. There are no upper limits to the price the Investor may pay to purchase our common stock. No sales of common stock to the Investor may occur below a floor price as set forth in the Purchase Agreement. In addition, we may direct the Investor to purchase additional amounts as accelerated purchases if on the date of a regular purchase the closing sale price of our common stock is not below the threshold price as set forth in the Purchase Agreement.

Our sales of shares of common stock to the Investor under the Purchase Agreement are limited to no more than the number of shares that would result in the beneficial ownership by the Investor and its affiliates, at any single point in time, of more than 9.99% of the then outstanding shares of our common stock.

The Purchase Agreement contains customary representations, warranties, covenants, closing conditions and indemnification and termination provisions by, among and for the benefit of the parties. the Investor has covenanted not to cause or engage in any manner whatsoever, any direct or indirect short selling or hedging of our shares of common stock.  In consideration for entering into the Purchase Agreement, we issued to the Investor 872,727 shares of our common stock as a commitment fee (the “Commitment Shares”) and may issue up to 218,182 additional shares per the terms of the Purchase Agreement. The Commitment Shares have been issued in reliance on an exemption from registration under the Securities Act of 1933, as amended (the “Securities Act”), pursuant to Section 4(2) thereof and Rule 506 of Regulation D promulgated thereunder, and will be registered for sale on the Registration Statement. The Purchase Agreement may be terminated by us at any time at our discretion without any monetary cost to us.  Actual sales of shares of common stock to the Investor under the Purchase Agreement will depend on a variety of factors to be determined by our company from time to time, including (among others) market conditions, the trading price of our common stock and determinations by us as to available and appropriate sources of funding for our company and its operations.